Long-term debt - Fairfax Notes (Details) - USD ($)	1 Months Ended				12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Aug. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loss on debt extinguishment					$ 10,300,000	$ 9,400,000	$ 127,000,000.0
Series J cumulative redeemable
Debt Instrument [Line Items]
Dividend rate per annum, percentage				7.00%	7.00%
Term of warrants					5 years
Fairfax Notes
Debt Instrument [Line Items]
Warrants issued in conversion of debt (in shares)	6,000,000	25,000,000		1,000,000
Term of warrants				5 years
Warrants outstanding exercise price (in dollars per share)		$ 8.05		$ 13.71
Fairfax Notes | Series J cumulative redeemable
Debt Instrument [Line Items]
Shares issued for debt conversion (in shares)				12,000,000
Dividend rate per annum, percentage				7.00%
Fairfax Notes | 2026 Fairfax Notes
Debt Instrument [Line Items]
Debt converted				$ 200,000,000
Fairfax Notes | 2027 Fairfax Notes
Debt Instrument [Line Items]
Debt converted				100,000,000
Fairfax Notes | 2025 and 2026 Fairfax Notes
Debt Instrument [Line Items]
Face value of debt				$ 300,000,000
Percentage of principal amount redeemed			100.00%	100.00%
Loss on debt extinguishment					$ 0	$ 0	$ 121,715,000